INVESTMENTS - Narrative (Details)			6 Months Ended	12 Months Ended
	Jul. 01, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025
Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest		37.50%	37.50%
Maple Leaf Sports and Entertainment Limited (MLSE) | Parent Company and BCE, Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest		75.00%
Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest				50.00%
Glentel | BCE Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest				50.00%
Live Nation Ontario Concerts L.P
Disclosure of joint ventures [line items]
Proportion of ownership interest	46.00%
York Bremner Developments Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest	37.50%
York Bremner Hotel Leaseholds Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest	33.75%